Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
In the Company's opinion, the following quarterly financial data includes all adjustments, consisting of normal recurring adjustments, necessary to fairly present such amounts. Summarized consolidated quarterly unaudited financial data is as follows:

Quarter Ended (In millions, except per share data)		March 31	June 30	September 30	December 31	Total
Operating revenues	2017	$456.0	$586.4	$716.8	$501.9	$2,261.1
	2016	$433.1	$551.4	$743.9	$530.8	$2,259.2
Operating income	2017	$45.7	$145.8	$244.5	$95.0	$531.0
	2016	$38.5	$135.2	$258.0	$81.3	$513.0
Net income	2017	$36.0	$104.8	$183.4	$294.8	$619.0
	2016	$25.2	$71.5	$183.6	$57.9	$338.2
Basic earnings per average common share (A)	2017	$0.18	$0.52	$0.92	$1.48	$3.10
	2016	$0.13	$0.35	$0.92	$0.29	$1.69
Diluted earnings per average common share (A)	2017	$0.18	$0.52	$0.92	$1.48	$3.10
	2016	$0.13	$0.35	$0.92	$0.29	$1.69

(A)	Due to the impact of dilution on the earnings per share calculation, quarterly earnings per share amounts may not add to the total.